DERIVATIVES, Derivative Liabilities (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Instrument	Dec. 31, 2014 USD ($)		Mar. 31, 2013 USD ($)
Derivatives [Abstract]
Adjusted fair value of derivative liability	$ (19,327)	$ (23,311)	[1]
Interest Rate Swap Contracts [Member]
Derivatives [Abstract]
Adjusted fair value of derivative liability	(19,300)	$ (23,300)		$ (5,000)
Loss recognized into earnings	(1,100)
Designated Derivatives [Member]
Derivatives [Abstract]
Loss recognized in accumulated comprehensive loss	$ (16,243)
Designated Derivatives [Member] | Derivative Liabilities [Member]
Derivatives [Abstract]
Quantity | Instrument	14
Swap contract notional amount	$ 839,999
Fair value of derivative liability	(19,964)
Credit risk adjustment	666
Accrued interest	(823)
Adjusted fair value of derivative liability	(19,298)
Loss recognized into earnings	(368)
Designated Derivatives [Member] | Interest Rate Swap Contracts [Member]
Derivatives [Abstract]
Loss recognized in accumulated comprehensive loss	$ (16,243)
Designated Derivatives [Member] | Interest Rate Swap Contracts [Member] | Derivative Liabilities [Member]
Derivatives [Abstract]
Quantity | Instrument	14
Swap contract notional amount	$ 839,999
Fair value of derivative liability	(19,141)
Credit risk adjustment	666
Adjusted fair value of derivative liability	(18,475)
Loss recognized into earnings	$ (368)
Designated Derivatives [Member] | Interest Rate Swap Contracts [Member] | Derivative Liabilities [Member] | Minimum [Member]
Derivatives [Abstract]
Maturity dates	Feb. 09, 2018
Hedge interest rates	1.18%
Designated Derivatives [Member] | Interest Rate Swap Contracts [Member] | Derivative Liabilities [Member] | Maximum [Member]
Derivatives [Abstract]
Maturity dates	Sep. 27, 2025
Hedge interest rates	6.22%
Dedesignated Derivatives [Member] | Derivative Liabilities [Member]
Derivatives [Abstract]
Quantity | Instrument	2
Swap contract notional amount	$ 42,224
Fair value of derivative liability	(33)
Credit risk adjustment	4
Accrued interest	(17)
Adjusted fair value of derivative liability	(29)
Loss recognized into earnings	$ (263)
Dedesignated Derivatives [Member] | Interest Rate Swap Contracts [Member] | Derivative Liabilities [Member]
Derivatives [Abstract]
Quantity | Instrument	2
Maturity dates	Nov. 14, 2018
Swap contract notional amount	$ 42,224
Fair value of derivative liability	(16)
Credit risk adjustment	4
Adjusted fair value of derivative liability	(12)
Loss recognized into earnings	$ (263)
Dedesignated Derivatives [Member] | Interest Rate Swap Contracts [Member] | Derivative Liabilities [Member] | Minimum [Member]
Derivatives [Abstract]
Hedge interest rates	1.18%
Dedesignated Derivatives [Member] | Interest Rate Swap Contracts [Member] | Derivative Liabilities [Member] | Maximum [Member]
Derivatives [Abstract]
Hedge interest rates	1.22%

[1]	As restated